Leases (Details 2) $ in Thousands	Jun. 30, 2019 USD ($)
Operating Lease Liabilities, Payments Due
2019 (remaining)	$ 221
2020	185
2021	176
2022	166
2023	4
Total undiscounted lease payments	752
Less: imputed interest	115
Present value of lease liabilities	637
Finance Lease Liabilities, Payments, Due
2019 (remaining)	1
2020	1
Total undiscounted lease payments	2
Present value of lease liabilities	$ 2